Revision of Prior-Period Financial Statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revision of Prior-Period Financial Statements
Note 3: Revision of Prior-Period Financial Statements
The Company revised its prior-period financial statements to correct for certain immaterial misstatements and to reflect a change in accounting policy related to a September 2019 IFRIC agenda decision, which was applied retrospectively.
Revision to Correct Certain Immaterial Misstatements
Since October 1, 2018, the Company has included its share of post-tax
losses from its 45% interest in Refinitiv, an equity method investment, in its net earnings. In the third quarter of 2019, a misstatement was identified that understated the Company’s share of Refinitiv’s post-tax
losses since the fourth quarter of 2018. The misstatement related to an accounting principle difference for preferred stock issued by Refinitiv to the Blackstone consortium between U.S. GAAP, the basis on which Refinitiv prepares its financial statements, and IFRS, the basis on which Thomson Reuters prepares its financial statements. Specifically, Refinitiv accounts for its preferred stock under U.S. GAAP as equity, but these securities should have been recorded as debt under IFRS. Accordingly, the Company’s share of Refinitiv’s post-tax
losses under IFRS should have been higher to reflect the associated interest expense. This misstatement did not impact revenues, operating profit, segment measures or cash generated from operating activities.
The Company performed a materiality evaluation in accordance with the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) No. 99,
Materiality,
and SAB No. 108,
Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements
, and concluded that the misstatement was immaterial to its previously issued financial statements. However, as the impact of correcting the cumulative misstatement in the third quarter of 2019 would have been material to net earnings in that quarter, the Company revised its previously issued financial statements for the nine months ended September 30, 2018, the year ended December 31, 2018, the three months ended March 31, 2019 and the six months ended June 30, 2019. Additionally, in conjunction with this revision, the Company corrected other unrelated misstatements in the applicable prior periods, which were also not material to any of its previously issued financial statements. These unrelated misstatements included the reclassification of certain revenues and expenses, which pertained to the accounting for foreign currency in hyperinflationary economies between the third and fourth quarters of 2018, but had no impact on the Company’s full-year 2018 audited financial statements.
Change in Accounting Policy
In September 2019, the IFRIC issued an agenda decision clarifying the presentation of liabilities or assets related to uncertain tax treatments. As a result of this guidance, the Company changed its accounting policy and retrospectively revised prior-period amounts in its statement of financial position. Accordingly, uncertain tax position amounts, which were previously recorded in “Provisions and other non-current
liabilities” were reclassified to current tax liability included within “Payables, accruals and provisions”, “Deferred tax liability –
non-current”
and current tax receivable included within “Prepaid expenses and other current assets.”

The effects of both the revision and change in accounting policy are set forth in the tables below:

	Three months ended December 31, 2018				Year ended December 31, 2018

CONSOLIDATED INCOME STATEMENT	As Reported	Revision	Change in Accounting Policy	As Revised	As Reported	Revision	Change in Accounting Policy	As Revised
Revenues	1,519	8	-	1,527	5,501	-	-	5,501
Operating expenses	(1,230)	(19)	-	(1,249)	(4,131)	-	-	(4,131)
Operating profit	146	(11)	-	135	780	-	-	780
Income before tax and equity method investments	130	(11)	-	119	533	-	-	533
Share of post-tax losses in equity method investments	(217)	(21)	-	(238)	(212)	(21)	-	(233)
Tax benefit (expense)	11	5	-	16	(141)	5	-	(136)
(Loss) earnings from continuing operations	(76)	(27)	-	(103)	180	(16)	-	164
Net earnings	3,402	(27)	-	3,375	4,039	(16)	-	4,023
Earnings attributable to common shareholders	3,402	(27)	-	3,375	3,949	(16)	-	3,933
Basic (loss) earnings per share from continuing operations	($0.14)	($0.05)	-	($0.19)	$0.27	($0.02)	-	$0.25
Basic earnings per share	$6.18	($0.05)	-	$6.13	$5.91	($0.02)	-	$5.89
Diluted (loss) earnings per share from continuing operations	($0.14)	($0.05)	-	($0.19)	$0.27	($0.03)	-	$0.24
Diluted earnings per share	$6.18	($0.05)	-	$6.13	$5.91	($0.03)	-	$5.88
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net earnings	3,402	(27)	-	3,375	4,039	(16)	-	4,023
Foreign currency translation adjustments to equity	(48)	11	-	(37)	(287)	-	-	(287)
Other comprehensive income	2,972	11	-	2,983	2,836	-	-	2,836
Total comprehensive income	6,374	(16)	-	6,358	6,875	(16)	-	6,859
Comprehensive loss for the period attributable to common shareholders: continuing operations	(307)	(16)	-	(323)	(135)	(16)	-	(151)
CONSOLIDATED STATEMENT OF CASH FLOW
OPERATING ACTIVITIES
(Loss) earnings from continuing operations	(76)	(27)	-	(103)	180	(16)	-	164
Adjustments for:
Deferred tax	(224)	(5)	-	(229)	(167)	(5)	-	(172)
Other	276	32	(39)	269	394	21	(50)	365
Changes in working capital and other items	(71)	-	39	(32)	(134)	-	50	(84)
Operating cash flows from continuing operations	64	-	-	64	892	-	-	892
Net cash (used in) provided by operating activities	(10)	-	-	(10)	2,062	-	-	2,062

	December 31, 2018

CONSOLIDATED STATEMENT OF FINANCIAL POSITION	As Reported	Revision	Change in Accounting Policy	As Revised
Prepaid expenses and other current assets	434	-	(8)	426
Current assets	4,529	-	(8)	4,521
Equity method investments	2,207	(21)	-	2,186
Total assets	17,047	(21)	(8)	17,018
Payables, accruals and provisions	1,549	-	229	1,778
Current liabilities	2,462	-	229	2,691
Provisions and other non-current liabilities	1,347	-	(223)	1,124
Deferred tax	799	(5)	(14)	780
Total liabilities	7,821	(5)	(8)	7,808
Retained earnings	4,755	(16)	-	4,739
Total equity	9,226	(16)	-	9,210
Total liabilities and equity	17,047	(21)	(8)	17,018

	Three months ended March 31, 2019

CONSOLIDATED INCOME STATEMENT	As Reported	Revision	Change in Accounting Policy	As Revised
Share of post-tax losses in equity method investments	(97)	(16)	-	(113)
Tax expense	(5)	4	-	(1)
Earnings from continuing operations	126	(12)	-	114
Net earnings	116	(12)	-	104
Earnings attributable to common shareholders	116	(12)	-	104
Basic earnings per share from continuing operations	$0.25	($0.02)	-	$0.23
Basic earnings per share	$0.23	($0.02)	-	$0.21
Diluted earnings per share from continuing operations	$0.25	($0.03)	-	$0.22
Diluted earnings per share	$0.23	($0.03)	-	$0.20
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net earnings	116	(12)	-	104
Total comprehensive income	114	(12)	-	102
Comprehensive income for the period attributable to common shareholders: continuing operations	124	(12)	-	112
CONSOLIDATED STATEMENT OF CASH FLOW
OPERATING ACTIVITIES
Earnings from continuing operations	126	(12)	-	114
Adjustments for:
Deferred tax	(64)	(4)	-	(68)
Other	130	16	(2)	144
Changes in working capital and other items	(168)	28	2	(138)
Operating cash flows from continuing operations	(1)	28	-	27
Net cash used in operating activities	(58)	28	-	(30)
INVESTING ACTIVITIES
Capital expenditures	(110)	(28)	-	(138)
Investing cash flows from continuing operations	(77)	(28)	-	(105)
Net cash used in investing activities	(48)	(28)	-	(76)

	March 31, 2019

CONSOLIDATED STATEMENT OF FINANCIAL POSITION	As Reported	Revision	Change in Accounting Policy	As Revised
Prepaid expenses and other current assets	553	-	(10)	543
Current assets	3,996	-	(10)	3,986
Equity method investments	2,074	(37)	-	2,037
Total assets	16,459	(37)	(10)	16,412
Payables, accruals and provisions	1,245	-	230	1,475
Current liabilities	2,178	-	230	2,408
Provisions and other non-current liabilities	1,379	-	(226)	1,153
Deferred tax	711	(9)	(14)	688
Total liabilities	7,491	(9)	(10)	7,472
Retained earnings	4,473	(28)	-	4,445
Total equity	8,968	(28)	-	8,940
Total liabilities and equity	16,459	(37)	(10)	16,412

	Three months ended June 30, 2019				Six months ended June 30, 2019

CONSOLIDATED INCOME STATEMENT	As Reported	Revision	Change in Accounting Policy	As Revised	As Reported	Revision	Change in Accounting Policy	As Revised
Share of post-tax losses in equity method investments	(126)	(12)	-	(138)	(223)	(28)	-	(251)
Tax expense	(50)	3	-	(47)	(55)	7	-	(48)
Earnings from continuing operations	216	(9)	-	207	342	(21)	-	321
Net earnings	189	(9)	-	180	305	(21)	-	284
Earnings attributable to common shareholders	189	(9)	-	180	305	(21)	-	284
Basic earnings per share from continuing operations	$0.43	($0.02)	-	$0.41	$0.68	($0.04)	-	$0.64
Basic earnings per share	$0.38	($0.02)	-	$0.36	$0.60	($0.04)	-	$0.56
Diluted earnings per share from continuing operations	$0.43	($0.02)	-	$0.41	$0.68	($0.04)	-	$0.64
Diluted earnings per share	$0.37	($0.01)	-	$0.36	$0.60	($0.04)	-	$0.56
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net earnings	189	(9)	-	180	305	(21)	-	284
Total comprehensive income	210	(9)	-	201	324	(21)	-	303
Comprehensive income for the period attributable to common shareholders: continuing operations	237	(9)	-	228	361	(21)	-	340
CONSOLIDATED STATEMENT OF CASH FLOW
OPERATING ACTIVITIES
Earnings from continuing operations	216	(9)	-	207	342	(21)	-	321
Adjustments for:
Deferred tax	(9)	(3)	-	(12)	(73)	(7)	-	(80)
Other	(77)	12	(2)	(67)	53	28	(4)	77
Changes in working capital and other items	(94)	(28)	2	(120)	(262)	-	4	(258)
Operating cash flows from continuing operations	206	(28)	-	178	205	-	-	205
Net cash provided by operating activities	141	(28)	-	113	83	-	-	83
INVESTING ACTIVITIES
Capital expenditures	(130)	28	-	(102)	(240)	-	-	(240)
Investing cash flows from continuing operations	(105)	28	-	(77)	(182)	-	-	(182)
Net cash used in investing activities	(105)	28	-	(77)	(153)	-	-	(153)

	June 30, 2019

CONSOLIDATED STATEMENT OF FINANCIAL POSITION	As Reported	Revision	Change in Accounting Policy	As Revised
Prepaid expenses and other current assets	527	-	(9)	518
Current assets	3,861	-	(9)	3,852
Equity method investments	1,969	(49)	-	1,920
Total assets	16,453	(49)	(9)	16,395
Payables, accruals and provisions	1,063	-	236	1,299
Current liabilities	2,000	-	236	2,236
Provisions and other non-current liabilities	1,410	-	(230)	1,180
Deferred tax	712	(12)	(15)	685
Total liabilities	7,355	(12)	(9)	7,334
Retained earnings	4,577	(37)	-	4,540
Total equity	9,098	(37)	-	9,061
Total liabilities and equity	16,453	(49)	(9)	16,395

	Three months ended September 30, 2019			Nine months ended September 30, 2019

CONSOLIDATED STATEMENT OF CASH FLOW	As Reported	Change in Accounting Policy	As Revised	As Reported	Change in Accounting Policy	As Revised
OPERATING ACTIVITIES
Adjustments for:
Other	233	10	243	314	6	320
Changes in working capital and other items	20	(10)	10	(242)	(6)	(248)
Net cash provided by operating activities	264	-	264	347	-	347

	September 30, 2019

CONSOLIDATED STATEMENT OF FINANCIAL POSITION	As Reported	Change in Accounting Policy	As Revised
Prepaid expenses and other current assets	554	(44)	510
Current assets	2,868	(44)	2,824
Total assets	15,984	(44)	15,940
Payables, accruals and provisions	1,048	180	1,228
Current liabilities	1,970	180	2,150
Provisions and other non-current liabilities	1,553	(211)	1,342
Deferred tax	643	(13)	630
Total liabilities	7,395	(44)	7,351
Total liabilities and equity	15,984	(44)	15,940